Fair Value Liabilities - Summary of Change in the Value of the Fair Value Level 3 Liabilities to Derivative Liability (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	$ 4,642,172	$ 36,344,180	$ 26,592,532
Portion of derivative liability combined with convertible note	(11,399,123)	(43,604,417)	(16,588,940)
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	16,041,295	79,948,597	43,181,472
Common Stock Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	1,527	4,121,836	26,592,532
Portion of derivative liability combined with convertible note	0	0	0
Common Stock Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	1,527	4,121,836	26,592,532
Conversion Feature Of Notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	4,640,645	32,222,344	0
Portion of derivative liability combined with convertible note	(11,399,123)	(43,604,417)	(16,588,940)
Conversion Feature Of Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative Liability, Noncurrent	$ 16,039,768	$ 75,826,761	$ 16,588,940